CONDENSED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Loss from operations				$ 72,226,000
Other income (expense):
Total other income (expense), net				(8,830,000)
Net income (loss)				63,396,000
ROMAN DBDR TECH ACQUISITION CORP.
Operating and formation costs	$ 717	$ 498,591	$ 188,995	3,338,138
Loss from operations	(717)	(498,591)	(188,995)	(3,338,138)
Other income (expense):
Interest earned on marketable securities held in Trust Account		3,040	22,970	74,485
Unrealized gain on marketable securities held in Trust Account			919
Change in fair value of Derivative Liability		672,462		(9,283,876)
Total other income (expense), net		675,502	(5,151,683)	(9,209,391)
Net income (loss)	$ (717)	$ 176,911	$ (5,340,678)	$ (12,547,529)
Basic weighted average shares outstanding			5,601,728
Diluted weighted average shares outstanding			5,601,728
Basic net income (loss) per common stock			$ (0.21)
Diluted net income (loss) per common stock			$ (0.21)
Class A common stock | ROMAN DBDR TECH ACQUISITION CORP.
Other income (expense):
Basic weighted average shares outstanding		22,290,037	19,250,109	22,290,037
Diluted weighted average shares outstanding	0	22,290,037	19,250,109	22,290,037
Basic net income (loss) per common stock		$ 0.01	$ (0.21)	$ (0.45)
Diluted net income (loss) per common stock	$ 0	$ 0.01	$ (0.21)	$ (0.45)
Class B common stock | ROMAN DBDR TECH ACQUISITION CORP.
Other income (expense):
Basic weighted average shares outstanding	5,500,000	5,789,000	5,601,728	5,789,000
Diluted weighted average shares outstanding	5,500,000	5,789,000	5,601,728	5,789,000
Basic net income (loss) per common stock		$ 0.01	$ (0.21)	$ (0.45)
Diluted net income (loss) per common stock	$ 0	$ 0.01	$ (0.21)	$ (0.45)